Goodwill (Schedule of Allocation of the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Total	€ 51,888	€ 52,131	€ 50,815
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	11,649	11,193	11,193
Front-End Segment [Member] | ASM Microchemistry Oy [Member]
Goodwill [Line Items]
Goodwill, Total	3,560	3,560
Front-End Segment [Member] | ASM Genitech Korea Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	8,089	7,633
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	40,239	40,938	39,622
Back-End Segment [Member] | ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	€ 40,239	€ 40,938